Net deferred tax position - Summary of Tax Losses Available for Carry-forward (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	€ 6,401	€ 6,100	€ 5,164
Tax loss carry-forwards on asset disposals	1	€ 1	€ 7
2020
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	8
2021
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	88
2022
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	52
2023
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	29
2024
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	54
2025 and later
Disclosure of tax losses available for carryforward [line items]
Tax losses available for carry-forward	€ 6,170